Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended			12 Months Ended			142 Months Ended	12 Months Ended					142 Months Ended	12 Months Ended		142 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member] Ischemic Heart Disease Patients [Member]	Dec. 31, 2010 Aldagen Inc [Member] Critical Limb Ischemia Patients [Member]	Dec. 31, 2010 Aldagen Inc [Member] Post Acute Ischemic Stroke Patients [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldecount [Member]	Dec. 31, 2010 Aldagen Inc [Member] Aldecount [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldecount [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldefluor [Member]	Dec. 31, 2010 Aldagen Inc [Member] Aldefluor [Member]	Dec. 31, 2011 Aldagen Inc [Member] Aldefluor [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Safe Harbor Plan [Member]	Dec. 31, 2011 Safe Harbor Plan [Member]	Dec. 31, 2012 Furniture Lab and Manufacturing Equipment [Member] Maximum [Member]	Dec. 31, 2012 Furniture Lab and Manufacturing Equipment [Member] Minimum [Member]	Dec. 31, 2012 Centrifuges [Member] Maximum [Member]	Dec. 31, 2012 Centrifuges [Member] Minimum [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2012 Securities Investor Protection Corporation [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member]
Cash, Uninsured Amount																											$ 40,000	$ 991,000
Concentration Risk Excess Deposit In Brokerage Firm																													1,754,000	503,000
Allowance for Doubtful Accounts Receivable			43,000	38,000	36,000
Property, Plant and Equipment, Useful Life																			5 years	3 years			10 years	7 years	5 years	3 years
Non Refundable Fees			4,500,000
Defined Contribution Plan, Employer Discretionary Contribution Amount						59,815	90,464		325,306												126,000	54,000
Cash, dedicated for clinical trials and related matters			1,524,000			16,043	16,009		16,043
Trade Accounts Receivable, Accounted Percentage														0.98%		0.91%		0.91%
Preferred stock warrant liability						511,224	1,758,551		511,224
Change In Value Of Preferred Stock Warrant Liability Including Cumulative Effect Of Change In Accounting Principle						1,458,848	1,242,962		524,505
Write-down of inventories						17,986	0		74,399
Grant revenue						0	733,438	109,485	842,923	244,479	244,479	244,479
Revenues	2,253,129	1,686,392	7,241,392	5,902,120		623,352	660,657		2,432,092				45,803	43,840	164,188	577,549	616,817	2,267,904
Deferred rent	41,741		58,005	0		123,059	188,114		123,059
Stock-based compensation	169,263	1,221,231	2,047,731	305,180		205,460	365,089		1,576,088
Fair Value Assumptions, Exercise Price						$ 0.955			$ 0.955
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 45,695	$ 66,236		$ 111,931
Cumulative effect of change in accounting principle						0	0		(1,469,856)
Interest and Other Income						5,574	21,779		675,025
Interest Expense						$ 2,822,717	$ 2,601,360